Supplemental Cash Flow information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents
	12.31.2020	12.31.2019	12.31.2018
Payments made during the period:
Income tax and social contribution	86.9	42.3	23.3
Interest	173.2	188.1	212.7

Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing	14.1	—	—
Property, plant and equipment, transfer to pool parts inventory	—	—	(29.5)
Write off on Property, plant and equipment by transfer to pool parts inventory	(18.2)	(21.6)	—
Property, plant and equipment, transfer for providing for the sale of inventory	(38.4)	(38.5)	(112.7)
Non-controlling purchase options	22.2	—	—